FEDERAL AND STATE INCOME TAXES - Reconciliation of Total Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Tax expense at statutory rate									$ 3,238	$ 2,632	$ 2,827
Increase (decrease) in taxes resulting from:
Tax exempt interest									(1,275)	(1,533)	(1,635)
Nondeductible interest expense									29	45	70
Employee benefits									(240)	(244)	(286)
Other nondeductible expenses (nontaxable income) - net									32	55	56
State income taxes net of federal tax benefit									41	(40)	(95)
Dividend income exclusion									(1)	(52)	(51)
Other									92	(119)	153
PROVISION FOR INCOME TAXES	$ 402	$ 373	$ 451	$ 690	$ (519)	$ 632	$ 306	$ 325	$ 1,916	$ 744	$ 1,043
Effective tax rate									20.10%	9.60%	12.20%